Shareholder Report, Holdings (Details) - C000109586	Jul. 31, 2025
Grupo Aeromexico S.A.B. de C.V., 8.625, 2031-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
RR Donnelley & Sons Company, 9.5, 2029-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JetBlue Airways Corp / JetBlue Loyalty, L.P., 9.875, 2031-09-20
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Saturn Oil & Gas, Inc., 9.625, 2029-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MC Brazil Downstream Trading S.A.RL, 7.25, 2031-06-30
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Directv Financing, LLC / Directv Financing, 10, 2031-02-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Bank Polska Kasa Opieki S.A.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
United Tractors Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Astra International Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Poland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
United States
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Sovereign
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Real EstateBYRJ5J1
Holdings [Line Items]
Percent of Total Investments	45.40%
EnergyE0R75RAB2
Holdings [Line Items]
Percent of Total Investments	19.20%
Materials01877R108
Holdings [Line Items]
Percent of Total Investments	2.10%
Sovereign105756BR0
Holdings [Line Items]
Percent of Total Investments	19.50%
Materials126633205
Holdings [Line Items]
Percent of Total Investments	13.80%